Jun. 29, 2020
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

iShares, Inc.

Supplement dated August 10, 2020 (the “Supplement”)

to the Summary Prospectus, Prospectus

and Statement of Additional Information (the “SAI”),

each dated as noted on the last page of this Supplement,

for each of the iShares ESG Aware 1-5 Year USD Corporate Bond ETF (SUSB),

iShares ESG Aware USD Corporate Bond ETF (SUSC) and

iShares MSCI Emerging Markets ex China ETF (EMXC)

(each, a “Fund” and collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

Change in each Fund’s “Summary of Principal Risks”

The section of each Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” is amended to delete the paragraph entitled “Non-Diversification Risk”.

Supplement to the Summary Prospectus, Prospectus and SAI, each dated as of June 29, 2020:

iShares ESG Aware 1-5 Year USD Corporate Bond ETF (SUSB)

iShares ESG Aware USD Corporate Bond ETF (SUSC)

Supplement to the Summary Prospectus and Prospectus, each dated as of December 30, 2019 (revised as of March 27, 2020) and the SAI, dated December 30, 2019 (revised as of April 16, 2020):

iShares MSCI Emerging Markets ex China ETF (EMXC)

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.